BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Capital Appreciation V.I. Fund

BlackRock Large Cap Focus Growth V.I. Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated October 18, 2022 to the Statement of Additional Information (“SAI”) of the Funds, dated May 1, 2022, as supplemented to date

The following changes are made to the Fund’s SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Portfolio Manager Information” is revised as follows:

The sub-section entitled “Other Funds and Accounts Managed — BlackRock Capital Appreciation V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock Capital Appreciation V.I. Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Lawrence Kemp*	12 $41.09 Billion	3 $3.18 Billion	0 $0	0 $0	0 $0	0 $0
Phil Ruvinsky	14 $45.10 Billion	3 $4.12 Billion	0 $0	0 $0	0 $0	0 $0
Caroline Bottinelli**	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	On or about April 1, 2023, Lawrence Kemp will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of BlackRock Capital Appreciation V.I. Fund.

**	Information provided is as of April 30, 2022.

The sub-section entitled “Other Funds and Accounts Managed — BlackRock Large Cap Focus Growth V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock Large Cap Focus Growth V.I. Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Lawrence Kemp*	12 $41.03 Billion	3 $3.18 Billion	0 $0	0 $0	0 $0	0 $0
Phil Ruvinsky	14 $45.04 Billion	3 $4.12 Billion	0 $0	0 $0	0 $0	0 $0
Caroline Bottinelli**	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	On or about April 1, 2023, Lawrence Kemp will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of BlackRock Large Cap Focus Growth V.I. Fund.

**	Information provided is as of April 30, 2022.

The sub-section entitled “Discretionary Incentive Compensation” with respect to Messrs. Kemp, Ruvinsky, DeSpirito, Bristow, Williams, Wolfe, Savi, Cooke, Mathieson and Zhao and Ms. Bottinelli is deleted in its entirety and replaced with the following:

Discretionary Incentive Compensation

Messrs. Kemp, Ruvinsky, DeSpirito, Bristow, Williams, Wolfe, Savi, Cooke, Mathieson and Zhao and Ms. Bottinelli

Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are:

Portfolio Manager	Funds Managed	Applicable Benchmarks
Joseph Wolfe	BlackRock Basic Value V.I. Fund	FTSE United States in GBP; MSCI All Country (AC) Americas Index; Russell 1000 Index (GBP); Russell 1000 Index (Gross Total Return); Russell 1000 Value Index (Total Return); Russell 1000 Value Index TR in GBP; Russell 1000 Value TR Customized Index Performance Benchmark JPY; Russell 1000, expressed in EUR; Russell MidCap Value Index; S&P United States MidSmallCap Index; S&P US MidSmallCap Index (GBP)
Lawrence Kemp* Phil Ruvinsky Caroline Bottinelli	BlackRock Capital Appreciation V.I. Fund BlackRock Large Cap Growth V.I. Fund	Russell 1000 Growth Custom Index; Russell 1000 Growth Index; Russell 2500 Growth Index; Russell MidCap Growth Index
Tony DeSpirito David Zhao	BlackRock Equity Dividend V.I. Fund BlackRock Basic Value V.I. Fund	FTSE United States in GBP; MSCI All Country (AC) Americas Index; Russell 1000 Index (GBP); Russell 1000 Index (Gross Total Return); Russell 1000 Value Index (Total Return); Russell 1000 Value Index TR in GBP; Russell 1000 Value TR Customized Index Performance Benchmark JPY; Russell 1000, expressed in EUR; Russell MidCap Value Index; S&P United States MidSmallCap Index; S&P US MidSmallCap Index (GBP)
James Bristow, CFA Gareth Williams, CFA	BlackRock International V.I. Fund	LIBOR 3 Month Index; MSCI ACWI Financials Index; MSCI All Country World ex US — Net Return
Raffaele Savi Travis Cooke, CFA Richard Mathieson	BlackRock Advantage Large Cap Core V.I. Fund BlackRock Advantage Large Cap Value V.I. Fund BlackRock Advantage SMID Cap V.I. Fund	No benchmarks.

*

On or about April 1, 2023, Lawrence Kemp will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of BlackRock Capital Appreciation V.I. Fund and BlackRock Large Cap Growth V.I. Fund.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Shareholders should retain this Supplement for future reference.

SAI-VARCALCF-1022SUP